VALUE LINE, INC.

                              220 East 42nd Street
                          New York, New York 10017-5891
                   Phone: (212) 907-1500 / Fax: (212) 818-9747

                                                                    June 1, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Value Line Aggressive Income Trust
                        File #33-1575; 811-4471
                        Rule 497(j)
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Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                                Very truly yours,


                                                Peter D. Lowenstein

PDL:psp